Other Current Financial Assets - Summary of Other Current Financial Assets (Details) - USD ($)	Dec. 31, 2023	Feb. 09, 2023	Dec. 31, 2022
Categories of current financial assets [abstract]
Net, Short-term loan	$ 0		$ 639,491
Short-term loan	386,241		639,491
Allowance for bad debts	(386,241)		0
Accrued income	1,840		76,649
Net, Outstanding amount (Receivables)	71,444		319,790
Outstanding amount (Receivables)	4,163,001	$ 4,091,557	319,790
Allowance for bad debts	(4,091,557)	$ 4,091,557	0
Total	$ 73,284		$ 1,035,930